TREASURY STOCK (Details Textual) ¥ in Thousands, $ in Millions	12 Months Ended
	Sep. 30, 2018 CNY (¥) shares	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2014 CNY (¥) shares	Sep. 30, 2013 CNY (¥) shares	Sep. 30, 2007 CNY (¥) shares	Sep. 30, 2019 shares	Feb. 28, 2013 USD ($)
Stock Repurchased During Period, Shares (in shares)					49,885
Stock Repurchased During Period, Value | ¥	¥ 0		¥ 1,782	¥ 6,286	¥ 29,377
Stock Repurchase Program, Number of Shares Authorized to be Repurchased			16,738	61,139
Stock Repurchase Program, Authorized Amount | $							$ 5
Stock Issued During Period, Shares, Treasury Stock Reissued		50,000
Stock Issued During Period, Value, Treasury Stock Reissued | ¥		¥ 6,115
Treasury stock, shares	64,909					64,909
Treasury Stock [Member]
Stock Repurchased During Period, Value | ¥	¥ 0
Stock Issued During Period, Value, Treasury Stock Reissued | ¥		¥ 14,654
Share-based Compensation Arrangement by share-based Payment Award, Non-Option Equity Instruments, Granted	12,853